FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Non-derivatives:
Available-for-sale securities	$ 118,489	$ 199,594
Floating rate NOK bonds due 2017	65,955	63,719
Floating Rate NOK Bonds due 2019	86,026	79,549
Unsecured convertible bonds	224,366
Derivatives:
Swap contracts short term receivables fair value disclosure	110
Interest rate/ currency swap contracts – long-term receivables	6,042	800
Interest rate/ currency swap contracts – short-term payables	39,309
Interest rate/ currency swap contracts – long-term payables	61,456	113,642
Long term receivables, non-designated swap contracts	1,500	300
Long term payables, non-designated swap contracts	9,600	14,500
Carrying Value [Member]
Non-derivatives:
Available-for-sale securities	118,489	199,594
Floating rate NOK bonds due 2017	65,445	63,681
Floating Rate NOK Bonds due 2019	87,801	85,434
Derivatives:
Swap contracts short term receivables fair value disclosure	110	0
Interest rate/ currency swap contracts – long-term receivables	6,042	800
Interest rate/ currency swap contracts – short-term payables	39,309	0
Interest rate/ currency swap contracts – long-term payables	61,456	113,642
Fair Value [Member]
Non-derivatives:
Available-for-sale securities	118,489	199,594
Floating rate NOK bonds due 2017	65,955	63,719
Floating Rate NOK Bonds due 2019	86,026	79,549
Derivatives:
Swap contracts short term receivables fair value disclosure	110	0
Interest rate/ currency swap contracts – long-term receivables	6,042	800
Interest rate/ currency swap contracts – short-term payables	39,309	0
Interest rate/ currency swap contracts – long-term payables	61,456	113,642
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Non-derivatives:
Unsecured convertible bonds		118,021
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	0	117,500
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	0	118,021
Senior Unsecured Convertible Bonds Due 2018 [Member]
Non-derivatives:
Unsecured convertible bonds	201,206
Senior Unsecured Convertible Bonds Due 2018 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	184,202	350,000
Senior Unsecured Convertible Bonds Due 2018 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	201,206	378,315
Senior Unsecured Convertible Bonds due 2021 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	225,000	0
Senior Unsecured Convertible Bonds due 2021 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	224,366	0
Not Designated as Hedging Instrument [Member]
Derivatives:
Interest rate/ currency swap contracts – short-term payables	$ 2,200	$ 0